Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2016
Supplemental cash flow information
Schedule of Cash Flow, Supplemental Disclosures

	Yen in millions
	For the year ended March 31
	2014	2015	2016
Cash paid during the fiscal year for:
Income taxes	¥12,613	¥22,290	¥24,821
Interest	1,636	1,463	1,693
Non-cash investing and financing activities:
Capital lease obligations	499	70	8,045
Conversion of convertible bond	—	74,344	21,449
Change in ownership of subsidiaries in connection with share exchange transaction
—Change in common stock	4,279	5,175	—
—Change in treasury stock	20,655	11,960	—